Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Salaries and other benefits	¥ 18	¥ 28	¥ 25